JPMorgan SmartSpending 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 54.8%
Fixed Income — 41.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	148,159	1,841,612
JPMorgan Corporate Bond Fund Class R6 Shares (a)	137,697	1,482,996
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	16,063	124,331
JPMorgan High Yield Fund Class R6 Shares (a)	290,501	1,978,310
JPMorgan Income Fund Class R6 Shares (a)	125,396	1,154,899
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	208,012	2,198,684
JPMorgan Managed Income Fund Class L Shares (a)	2,012	20,224
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	312,636	3,057,580

Total Fixed Income		11,858,636

U.S. Equity — 13.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	77,516	3,960,311

TOTAL INVESTMENT COMPANIES (Cost $15,158,567)		15,818,947

EXCHANGE-TRADED FUNDS — 36.4%
Alternative Assets — 1.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	3,833	275,784

Fixed Income — 18.7%
JPMorgan U.S. Aggregate Bond ETF (a)	192,855	5,390,297

International Equity — 12.9%
iShares Core MSCI Emerging Markets ETF	17,941	947,285
JPMorgan BetaBuilders International Equity ETF (a)	57,651	2,779,931

Total International Equity		3,727,216

U.S. Equity — 3.8%
iShares Russell 2000 ETF	2,697	403,984
iShares Russell Mid-Cap ETF	12,176	698,659

Total U.S. Equity		1,102,643

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,186,099)		10,495,940

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds
1.13%, 8/15/2040	41,000	40,231
1.38%, 8/15/2050	49,000	47,943
U.S. Treasury Notes
2.50%, 1/31/2021 (b)	616,000	620,764
0.13%, 9/30/2022	80,000	79,991
0.13%, 9/15/2023	135,000	134,873
0.25%, 8/31/2025	66,000	65,933
0.50%, 8/31/2027	55,000	55,129
0.63%, 8/15/2030	17,000	16,902

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,061,058)		1,061,766

MORTGAGE-BACKED SECURITIES — 2.0%
FHLMC UMBS, 20 Year Pool # RB5085, 2.00%, 10/1/2040 (c)	10,000	10,343
FHLMC UMBS, 30 Year
Pool # QB4026, 2.50%, 10/1/2050	30,000	32,055
Pool # QB4045, 2.50%, 10/1/2050 (c)	20,000	21,037
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048 (c)	33,528	37,833
Pool # BQ3996, 2.50%, 10/1/2050 (c)	15,887	16,735
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 11/25/2035 (c)	45,000	46,740
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 11/25/2050 (c)	10,893	10,933
TBA, 2.00%, 11/25/2050 (c)	326,819	337,042
GNMA II, Single Family, 30 Year TBA, 2.00%, 11/15/2050 (c)	47,000	48,726

TOTAL MORTGAGE-BACKED SECURITIES (Cost $560,421)		561,444

CORPORATE BONDS — 1.7%
Aerospace & Defense — 0.1%
Boeing Co. (The) 2.70%, 2/1/2027	9,000	8,773
Lockheed Martin Corp. 2.80%, 6/15/2050	3,000	3,116
Raytheon Technologies Corp. 2.25%, 7/1/2030	5,000	5,251

		17,140

Banks — 0.2%
Bank of America Corp.
4.00%, 1/22/2025	10,000	11,138
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	10,000	11,291
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	10,000	10,199

JPMorgan SmartSpending 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Citigroup, Inc.
3.88%, 3/26/2025	10,000	11,001
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	3,000	3,524
HSBC Holdings plc (United Kingdom) 6.10%, 1/14/2042	3,000	4,294
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.74%, 3/7/2029	5,000	5,739
Wells Fargo & Co. (SOFR + 2.53%), 3.07%, 4/30/2041 (d)	10,000	10,375

		67,561

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	10,000	11,370
3.75%, 7/15/2042	5,000	5,333
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	5,000	5,582

		22,285

Biotechnology — 0.1%
AbbVie, Inc. 4.05%, 11/21/2039 (e)	10,000	11,421
Gilead Sciences, Inc. 2.60%, 10/1/2040	5,000	4,989

		16,410

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The) 4.25%, 10/21/2025	18,000	20,450
Morgan Stanley (ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	5,000	6,237

		26,687

Chemicals — 0.0% (f)
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (e)	5,000	5,032
3.47%, 12/1/2050 (e)	5,000	5,010

		10,042

Consumer Finance — 0.1%
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (e)	5,000	5,047
5.50%, 1/15/2026 (e)	5,000	5,020
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (e)	5,000	5,020
5.50%, 2/15/2024 (e)	5,000	5,031

		20,118

Diversified Financial Services — 0.0% (f)
National Rural Utilities Cooperative Finance Corp. 1.35%, 3/15/2031	5,000	4,975

Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	10,000	10,515
3.50%, 6/1/2041	5,000	5,258
Verizon Communications, Inc.
3.15%, 3/22/2030	4,000	4,517
3.85%, 11/1/2042	5,000	5,927

		26,217

Electric Utilities — 0.1%
Duke Energy Corp. 3.40%, 6/15/2029	5,000	5,610
Emera US Finance LP (Canada) 4.75%, 6/15/2046	5,000	6,014
Evergy, Inc. 2.90%, 9/15/2029	5,000	5,363
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (e)	3,000	3,429
PacifiCorp 4.15%, 2/15/2050	5,000	6,249
Southern California Edison Co. Series 20C, 1.20%, 2/1/2026	6,000	5,967

		32,632

Entertainment — 0.0% (f)
Walt Disney Co. (The) 3.50%, 5/13/2040	5,000	5,600

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp. 1.88%, 10/15/2030	10,000	9,849
CubeSmart LP 2.00%, 2/15/2031	5,000	4,929
Equinix, Inc. 1.55%, 3/15/2028	5,000	4,995

		19,773

Food & Staples Retailing — 0.0% (f)
Sysco Corp. 2.40%, 2/15/2030	5,000	5,040

Food Products — 0.0% (f)
Mondelez International, Inc. 1.88%, 10/15/2032 (c)	5,000	4,988
Tyson Foods, Inc. 3.55%, 6/2/2027	5,000	5,646

		10,634

Gas Utilities — 0.0% (f)
Atmos Energy Corp. 1.50%, 1/15/2031	5,000	4,977
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	5,000	5,005

		9,982

Health Care Equipment & Supplies — 0.0% (f)
Becton Dickinson and Co. 4.67%, 6/6/2047	5,000	6,161
Danaher Corp. 2.60%, 10/1/2050	4,000	3,897

		10,058

Health Care Providers & Services — 0.1%
CVS Health Corp. 4.88%, 7/20/2035	5,000	6,351
HCA, Inc. 5.25%, 6/15/2026	10,000	11,665

		18,016

JPMorgan SmartSpending 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Household Durables — 0.0% (f)
DR Horton, Inc. 1.40%, 10/15/2027	5,000	4,967

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 3.25%, 6/1/2025	10,000	10,930
Southern Power Co. 5.15%, 9/15/2041	5,000	5,882

		16,812

IT Services — 0.0% (f)
International Business Machines Corp. 4.00%, 6/20/2042	5,000	5,985

Media — 0.2%
Charter Communications Operating LLC 2.80%, 4/1/2031	10,000	10,372
Comcast Corp.
1.50%, 2/15/2031	10,000	9,841
3.25%, 11/1/2039	5,000	5,533
2.80%, 1/15/2051	5,000	5,010
Cox Communications, Inc. 1.80%, 10/1/2030 (e)	5,000	4,931
Discovery Communications LLC 3.63%, 5/15/2030	5,000	5,557
ViacomCBS, Inc. 4.38%, 3/15/2043	5,000	5,300

		46,544

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc. 2.77%, 11/10/2050	5,000	4,572
MPLX LP 2.65%, 8/15/2030	5,000	4,899
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (e)	5,000	5,175

		14,646

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	5,000	6,282
Mylan NV
3.95%, 6/15/2026	5,000	5,617
Royalty Pharma plc
3.30%, 9/2/2040 (e)	5,000	4,899
Upjohn, Inc.
3.85%, 6/22/2040 (e)	5,000	5,383

		22,181

Semiconductors & Semiconductor Equipment — 0.0% (f)
Broadcom, Inc. 4.15%, 11/15/2030	8,000	8,981

Software — 0.1%
Oracle Corp. 3.80%, 11/15/2037	8,000	9,371
VMware, Inc. 4.70%, 5/15/2030	5,000	5,915

		15,286

Specialty Retail — 0.0% (f)
AutoZone, Inc. 3.63%, 4/15/2025	5,000	5,574

Technology Hardware, Storage & Peripherals — 0.0% (f)
Apple, Inc. 3.45%, 2/9/2045	7,000	8,294
Dell International LLC 6.20%, 7/15/2030 (e)	5,000	5,995

		14,289

Wireless Telecommunication Services — 0.0% (f)
T-Mobile USA, Inc.
2.55%, 2/15/2031 (e)	8,000	8,289
3.00%, 2/15/2041 (e)	5,000	4,936

		13,225

TOTAL CORPORATE BONDS (Cost $494,809)		491,660

ASSET-BACKED SECURITIES — 0.3%
Ally Auto Receivables Trust Series 2017-4, Class A3, 1.75%, 12/15/2021	14,390	14,402
Americredit Automobile Receivables Trust Series 2018-3, Class D, 4.04%, 11/18/2024	15,000	15,856
Carmax Auto Owner Trust Series 2018-4, Class A2A, 3.11%, 2/15/2022	3,924	3,929
Drive Auto Receivables Trust Series 2019-2, Class A3, 3.04%, 3/15/2023	4,480	4,490
GM Financial Automobile Leasing Trust Series 2019-2, Class A2A, 2.67%, 6/21/2021	6,486	6,494
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A4, 2.46%, 7/17/2023	4,000	4,082
Honda Auto Receivables Owner Trust Series 2017-3, Class A3, 1.79%, 9/20/2021	4,673	4,681
Hyundai Auto Lease Securitization Trust Series 2019-A, Class A2, 2.92%, 7/15/2021 (e)	14,279	14,294
Santander Drive Auto Receivables Trust Series 2019-3, Class D, 2.68%, 10/15/2025	19,000	19,544

JPMorgan SmartSpending 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
World Omni Auto Receivables Trust Series 2019-A, Class A2, 3.02%, 4/15/2022	5,380	5,387

TOTAL ASSET-BACKED SECURITIES (Cost $92,485)		93,159

	Shares
SHORT-TERM INVESTMENTS - 3.4%
INVESTMENT COMPANIES - 3.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (g) (Cost $977,544)	977,544	977,544

Total Investments - 102.3% (Cost $28,530,983)		29,500,460
Liabilities in Excess of Other Assets - (2.3)%		(653,953)

Net Assets - 100.0%		28,846,507

Percentages indicated are based on net assets.

JPMorgan SmartSpending 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	3	12/2020	AUD	321,008	3,573
Canada 10 Year Bond	6	12/2020	CAD	684,195	(68)
EURO STOXX 50 Index	4	12/2020	EUR	149,229	(6,059)
MSCI Emerging Markets E-Mini Index	20	12/2020	USD	1,088,300	(7,491)
Russell 2000 E-Mini Index	5	12/2020	USD	376,325	3,975
U.S. Treasury 10 Year Note	25	12/2020	USD	3,487,500	8,924

					2,854

Short Contracts
Euro-Bund	(5)	12/2020	EUR	(1,022,904)	(4,768)
FTSE 100 Index	(8)	12/2020	GBP	(601,767)	16,978
Long Gilt	(6)	12/2020	GBP	(1,053,313)	(269)
S&P 500 E-Mini Index	(4)	12/2020	USD	(669,900)	(5,228)

					6,713

					9,567

JPMorgan SmartSpending 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$93,159	$—	$93,159
Corporate Bonds	—	491,660	—	491,660
Exchange-Traded Funds	10,495,940	—	—	10,495,940
Investment Companies	15,818,947	—	—	15,818,947
Mortgage-Backed Securities	—	561,444	—	561,444
U.S. Treasury Obligations	—	1,061,766	—	1,061,766
Short-Term Investments
Investment Companies	977,544	—	—	977,544

Total Investments in Securities	$27,292,431	$2,208,029	$—	$29,500,460

Appreciation in Other Financial Instruments
Futures Contracts	$33,450	$—	$—	$33,450

Depreciation in Other Financial Instruments
Futures Contracts	$(23,883)	$—	$—	$(23,883)

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$2,774,203	$—	$125,086	$6,982	$123,832	$2,779,931	57,651	$14,054	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	316,920	—	42,633	(7,470)	8,967	275,784	3,833	2,128	—
JPMorgan Core Bond Fund Class R6 Shares (a)	3,409,976	17,404	1,605,931	91,394	(71,231)	1,841,612	148,159	17,404	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	1,462,391	9,743	—	—	10,862	1,482,996	137,697	9,743	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	121,720	1,029	—	—	1,582	124,331	16,063	1,029	—
JPMorgan Equity Index Fund Class R6 Shares (a)	4,280,252	25,547	704,824	89,060	270,276	3,960,311	77,516	25,546	—
JPMorgan High Yield Fund Class R6 Shares (a)	884,996	1,066,356	—	—	26,958	1,978,310	290,501	17,805	—
JPMorgan Income Fund Class R6 Shares (a)	1,120,525	14,569	—	—	19,805	1,154,899	125,396	14,570	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	2,110,428	57,867	—	—	30,389	2,198,684	208,012	14,046	—
JPMorgan Managed Income Fund Class L Shares (a)	20,178	46	—	—	—	20,224	2,012	43	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	2,961,681	71,456	—	—	24,443	3,057,580	312,636	15,944	—
JPMorgan U.S. Aggregate Bond ETF (a)	5,396,083	—	—	—	(5,786)	5,390,297	192,855	22,541	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	898,593	2,403,675	2,324,724	—	—	977,544	977,544	132	—

Total	$25,757,946	$3,667,692	$4,803,198	$179,966	$440,097	$25,242,503		$154,985	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of September 30, 2020.